Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value (usd per share)	$ 0.001	$ 0.001
Common shares authorized (shares)	800,000,000	800,000,000
Common shares issued (shares)	152,539,532	152,539,532
Common shares outstanding (shares)	152,539,532	152,539,532
Preferred stock, par value (usd per share)	$ 0.001	$ 0.001
Preferred shares authorized (shares)	50,000,000	50,000,000
Preferred shares issued (shares)	0	0
Preferred shares outstanding (shares)	0	0